Panther Small Cap Fund (the “Fund”)
A series of Investment Managers Series Trust II

Supplement dated January 12, 2015, to the
Prospectus and Statement of Additional Information dated December 31, 2014

Advisor Address

Panther Capital Group, LLC (the “Advisor”), the advisor to the Fund, has a new address.  All references in the Prospectus and Statement of Additional Information to the Advisor’s principal address are hereby replaced with the following:

600 Texas Street, Suite 202
Fort Worth, Texas 76102

Please file this Supplement with your records.